UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2944

Oppenheimer Rising Dividends Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 7/31/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS July 31, 2013 / Unaudited

	Shares	Value
Common Stocks—95.2%
Consumer Discretionary—11.5%
Hotels, Restaurants & Leisure—0.5%
Yum! Brands, Inc.	354,810	$25,872,745
Media—4.2%
Time Warner Cable, Inc.	238,040	27,153,223
Twenty-First Century Fox, Inc.	2,777,320	82,986,322
Walt Disney Co. (The)	1,888,290	122,077,949

		232,217,494
Specialty Retail—3.4%
Home Depot, Inc. (The)	1,349,630	106,661,259
Tiffany & Co.	1,024,150	81,430,166

		188,091,425
Textiles, Apparel & Luxury Goods—3.4%
Nike, Inc., Cl. B	1,504,340	94,653,073
VF Corp.	473,910	93,360,270

		188,013,343
Consumer Staples—6.2%
Beverages—0.9%
Brown-Forman Corp., Cl. B	687,575	49,856,063
Food & Staples Retailing—2.4%
Costco Wholesale Corp.	575,340	67,481,629
CVS Caremark Corp.	1,122,400	69,016,376

		136,498,005
Food Products—1.5%
Hershey Co. (The)	141,629	13,436,343
J.M. Smucker Co. (The)	635,460	71,501,959

		84,938,302
Personal Products—0.9%
Estee Lauder Cos., Inc. (The), Cl. A	744,830	48,898,089
Tobacco—0.5%
Philip Morris International, Inc.	305,908	27,280,875
Energy—9.4%
Energy Equipment & Services—2.5%
Oceaneering International, Inc.	1,015,060	82,311,215
Schlumberger Ltd.	660,570	53,724,158

		136,035,373
Oil, Gas & Consumable Fuels—6.9%
Cabot Oil & Gas Corp.	975,890	73,991,980
Chevron Corp.	657,060	82,717,283
EOG Resources, Inc.	471,820	68,645,092
Exxon Mobil Corp.	864,575	81,053,906
Noble Energy, Inc.	1,273,620	79,588,514

		385,996,775
Financials—15.2%
Capital Markets—6.9%
Ameriprise Financial, Inc.	1,118,550	99,550,950
Charles Schwab Corp. (The)	2,482,900	54,847,261
Goldman Sachs Group, Inc. (The)	338,130	55,463,464
Invesco Ltd.	2,569,710	82,718,965
Northern Trust Corp.	1,549,270	90,694,266

		383,274,906
Commercial Banks—3.0%
U.S. Bancorp	1,105,750	41,266,590
Wells Fargo & Co.	2,889,310	125,684,985

		166,951,575
Consumer Finance—1.6%
American Express Co.	1,240,000	91,474,800
Diversified Financial Services—2.5%
JPMorgan Chase & Co.	2,500,430	139,348,964
Insurance—1.2%
Marsh & McLennan Cos., Inc.	1,650,840	69,120,671
Health Care—14.9%
Biotechnology—1.5%
Amgen, Inc.	759,770	82,275,493
Health Care Equipment & Supplies—3.0%
Baxter International, Inc.	696,780	50,892,811
Becton Dickinson & Co.	291,883	30,274,105
Medtronic, Inc.	1,519,700	83,948,228

		165,115,144
Health Care Providers & Services—2.9%
Cardinal Health, Inc.	1,406,740	70,463,607
UnitedHealth Group, Inc.	1,183,590	86,224,531

		156,688,138
Pharmaceuticals—7.5%
Bristol-Myers Squibb Co.	1,821,060	78,742,634
Johnson & Johnson	1,216,430	113,736,205
Novo Nordisk AS, Sponsored ADR	420,650	71,056,198
Pfizer, Inc.	2,845,980	83,187,995
Roche Holding AG	261,417	64,271,753

		410,994,785
Industrials—12.2%
Aerospace & Defense—4.3%
Honeywell International, Inc.	1,188,020	98,581,900
Lockheed Martin Corp.	495,250	59,489,430
Precision Castparts Corp.	349,840	77,566,525

		235,637,855
Building Products—1.0%
Fortune Brands Home & Security, Inc.	1,367,570	56,494,317

1	OPPENHEIMER RISING DIVIDENDS FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

	Shares	Value
Electrical Equipment—1.5%
Eaton Corp. plc	1,201,660	$82,854,457
Machinery—1.3%
Ingersoll-Rand plc	1,141,220	69,671,481
Road & Rail—3.1%
J.B. Hunt Transport Services, Inc.	709,650	53,174,074
Kansas City Southern	570,960	61,520,940
Union Pacific Corp.	339,240	53,800,072

		168,495,086
Trading Companies & Distributors—1.0%
W.W. Grainger, Inc.	213,660	56,008,832
Information Technology—19.4%
Communications Equipment—4.5%
Cisco Systems, Inc.	5,314,790	135,792,885
QUALCOMM, Inc.	1,695,950	109,473,573

		245,266,458
Computers & Peripherals—7.1%
Apple, Inc.	364,390	164,886,475
EMC Corp.	4,181,490	109,345,964
Western Digital Corp.	1,773,335	114,167,307

		388,399,746
Electronic Equipment, Instruments, & Components—0.5%
Corning, Inc.	1,930,960	29,331,282
IT Services—2.0%
Accenture plc, Cl. A	749,500	55,320,595
Visa, Inc., Cl. A	299,200	52,961,392

		108,281,987
Semiconductors & Semiconductor Equipment—3.1%
Texas Instruments, Inc.	1,777,110	69,662,712
Xilinx, Inc.	2,096,540	97,887,453

		167,550,165
Software—2.2%
Microsoft Corp.	3,899,692	124,127,196
Materials—3.9%
Chemicals—3.2%
Ecolab, Inc.	599,710	55,257,279
LyondellBasell Industries NV, Cl. A	979,853	67,325,700
PPG Industries, Inc.	346,740	55,630,966

		178,213,945
Paper & Forest Products—0.7%
International Paper Co.	850,870	41,105,530
Telecommunication Services—1.0%
Diversified Telecommunication Services—1.0%
Verizon Communications, Inc.	1,090,200	53,943,096
Utilities—1.5%
Electric Utilities—1.0%
NextEra Energy, Inc.	643,920	55,769,911
Multi-Utilities—0.5%
Sempra Energy	322,520	28,262,428

Total Common Stocks (Cost $4,504,618,768)		5,258,356,737

Investment Company—5.5%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.10%[1,2] (Cost $301,217,383)	301,217,383	301,217,383
Total Investments, at Value (Cost $4,805,836,151)	100.7%	5,559,574,120
Liabilities in Excess of Other Assets	(0.7)	(36,894,759)

Net Assets	100.0%	$5,522,679,361

2	OPPENHEIMER RISING DIVIDENDS FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Footnotes to Statement of Investments

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares October 31, 2012	Gross Additions	Gross Reductions	Shares July 31, 2013
Oppenheimer Institutional Money Market Fund, Cl. E	77,816,550	1,498,662,067	1,275,261,234	301,217,383

	Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E	$301,217,383	$68,466

2.	Rate shown is the 7-day yield as of July 31, 2013.

3	OPPENHEIMER RISING DIVIDENDS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is

4	OPPENHEIMER RISING DIVIDENDS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to

5	OPPENHEIMER RISING DIVIDENDS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)    Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)    Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)    Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of July 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stock
Consumer Discretionary	$634,195,007	$—	$—	$634,195,007
Consumer Staples	347,471,334	—	—	347,471,334
Energy	522,032,148	—	—	522,032,148
Financials	850,170,916	—	—	850,170,916
Health Care	750,801,807	64,271,753	—	815,073,560
Industrials	669,162,028	—	—	669,162,028
Information Technology	1,062,956,834	—	—	1,062,956,834
Materials	219,319,475	—	—	219,319,475
Telecommunication Services	53,943,096	—	—	53,943,096
Utilities	84,032,339	—	—	84,032,339
Investment Company	301,217,383	—	—	301,217,383

Total Assets	$5,495,302,367	$64,271,753	$—	$5,559,574,120

6	OPPENHEIMER RISING DIVIDENDS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

	Transfers out of Level 1*	Transfers into Level 2*
Assets Table
Investments, at Value:
Commons Stocks
Health Care	$(68,763,400)	$68,763,400

Total Assets	$(68,763,400)	$68,763,400

*	Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$4,807,283,854

Gross unrealized appreciation	$791,928,420
Gross unrealized depreciation	(39,638,154)

Net unrealized appreciation	$752,290,266

7	OPPENHEIMER RISING DIVIDENDS FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rising Dividends Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 9/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 9/11/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 9/11/2013